Commitments and Related Party Transactions (Details Narrative) (Southwestern Montana Financial Center, Inc.) - Southwestern Montana Financial Center, Inc. [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($)
Number of lease agreements | Number	2
Operating lease expiration year one	2020-03
Operating lease expiration year two	2023-03
Rent expense | $	$ 138,000	$ 137,874
Minimum [Member]
Operating leases term of contract	2 years
Maximum [Member]
Operating leases term of contract	5 years